COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Long Service Payment	$ 98,420	$ 766,000	$ 1,321,956